Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Total debt	$ 6,265	$ 6,185	$ 3,423
Less: Amounts classified as current	(4,346)	(5,086)	(2,141)
Noncurrent portion	1,919	1,099	1,282
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Notes payable	4,200	3,934	598
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable			330
Related Party [Member] | 7% Promissory Notes [Member]
Short-Term Debt [Line Items]
Notes payable	$ 2,065	$ 2,251	$ 2,495